Cover	Jul. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	FIRST INTERSTATE BANCSYSTEM, INC.
Entity Incorporation, State or Country Code	MT
Entity File Number	001-34653
Entity Tax Identification Number	81-0331430
Entity Address, Address Line One	401 North 31st Street
Entity Address, City or Town	Billings,
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59116-0918
City Area Code	(406)
Local Phone Number	255-5390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, no par value
Trading Symbol	FIBK
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000860413
Entity Emerging Growth Company	false